INCOME TAXES (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax liabilities
Property, plant and equipment	(2,668,000,000)	(1,984,000,000)
Investments	(2,469,000,000)	(1,226,000,000)
Regulatory assets	(240,000,000)	(248,000,000)
Other	(102,000,000)	(115,000,000)
Total deferred income tax liabilities	(5,479,000,000)	(3,573,000,000)
Deferred income tax assets
Financial instruments	644,000,000	487,000,000
Pension and OPEB plans	203,000,000	128,000,000
Loss carryforwards	390,000,000	129,000,000
Other	246,000,000	68,000,000
Total deferred income tax assets	1,483,000,000	812,000,000
Less valuation allowance	(42,000,000)	(28,000,000)
Total deferred income tax assets, net	1,441,000,000	784,000,000
Net deferred income tax liabilities	(4,038,000,000)	(2,789,000,000)
Assets
Accounts receivable and other	245,000,000	120,000,000
Deferred income taxes	561,000,000	16,000,000
Total deferred income tax assets	806,000,000	136,000,000
Liabilities
Deferred income taxes	(4,842,000,000)	(2,925,000,000)
Total deferred income tax liabilities	(4,844,000,000)	(2,925,000,000)
Accounts payable and other	(2,000,000)
Net deferred income tax liabilities	(4,038,000,000)	(2,789,000,000)
Income Taxes
Deferred taxes on unremitted earnings and currency translation adjustment	0	0
Foreign subsidiaries' undistributed earnings on which deferred income taxes has not been provided	4,700,000,000	2,800,000,000
UNRECOGNIZED TAX BENEFITS
Unrecognized tax benefits at beginning of year	46,000,000	54,000,000
Gross increases for tax positions of current year	5,000,000	10,000,000
Gross decreases for tax positions of prior years		(14,000,000)
Reduction for lapse of statute of limitations	(5,000,000)	(4,000,000)
Change in translation of foreign currency	5,000,000
Unrecognized tax benefits at end of year	51,000,000	46,000,000	54,000,000
Interest and penalties expense related to unrecognized tax benefits	0	(5,000,000)	1,000,000
Accrued interest and penalties related to unrecognized tax benefits	5,000,000	5,000,000
Canada
Income Taxes
Benefit of unused tax loss carryforwards recognized	826,000,000	322,000,000
United States
Income Taxes
Benefit of unused tax loss carryforwards recognized	394,000,000	34,000,000